Supplement dated May 4, 2022
to the
America's marketFLEX VUL prospectus dated May 1, 2008
This supplement updates certain information contained in the prospectus. Please read it and keep it with the prospectus for future reference.
The following disclosures are hereby revised as follows in the prospectus. These disclosures supersede any conflicting information presently included in the prospectus.
1)	The following section is hereby deleted and replaced in its entirety:
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries). Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
2)	The following section is hereby deleted and replaced in its entirety:
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the policy.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
3)	The following section is hereby deleted and replaced in its entirety:
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COVID-19 Risk
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, the COVID-19 pandemic has at times resulted in negative economic conditions, changes in consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers. These factors, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic cannot be fully known. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the policy. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
4)	The following section is hereby deleted and replaced in its entirety:
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Juneteenth National Independence Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
5)	The following sections of the prospectus are hereby deleted and replaced in their entirety.
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a)	The Total Annual Mutual Fund Operating Expenses table, which shows the minimum and maximum total operating expenses, as of December 31, 2021, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is in force. More detail concerning each mutual fund’s fees and expenses is contained in the mutual fund’s prospectus.
b)	The Legal Proceedings for Nationwide Life Insurance Company, which describe certain information about the legal and regulatory proceedings that the Company is subject to.
c)	The Underlying Mutual Fund Information appendix, which contains information about the mutual funds available to the policy owner through investment in the sub-accounts.

Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.70%	3.56%
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company")) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
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Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

ATF:	This Sub-Account is an Actively Traded Fund.
LTF:	This Sub-Account is a Limited Transfer Fund.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This Sub-Account is only available in policies issued before May 1, 2015
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Investment Objective:	Reasonable income.
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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Investment Objective:	Capital appreciation.
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allspring Global Investments, LLC
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
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Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
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Rydex Variable Trust - Guggenheim Long Short Equity Fund (formerly, Guggenheim Variable Fund - Long Short Equity Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
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Rydex Variable Trust - Multi-Hedge Strategies Fund (formerly, Guggenheim Variable Fund - Multi-Hedge Strategies)
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
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Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
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